Finance Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Expense [Abstract]
Net foreign currency exchange impact	€ (15,722)	€ 9,484	€ (9,921)
Gross basis, foreign exchange gains	16,022	18,315	13,487
Gross basis, foreign exchange losses	€ 31,744	€ 8,831	€ 23,408